SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Accrued interest	$ 43,607,033	$ 19,362,859	$ 1,223,116
Accrued offering costs	7,144,719		15,816
Accrued expenses and other liabilities	2,061,494	1,001,804
Accrued expenses and other current liabilities	$ 52,813,246	20,364,663
XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
Accrued interest		501,402	331,259
Property tax payable		122,671	78,817
Other current liabilities		96,383	55,863
Accrued expenses and other current liabilities		$ 219,054	$ 134,680